Other Receivables and Other Payables - Schedule of Accrued Liabilities & Other Payables (Details)	Sep. 30, 2025 MYR (RM)	Sep. 30, 2025 USD ($)	Dec. 31, 2024 MYR (RM)
Accrued liabilities & other payables
Employee benefits payable	RM 560,941	$ 133,253	RM 405,792
Lease payable			8,757
Accrued operating expenses	997,942	237,063	749,764
Utilities payable	10,285	2,443	8,424
Accrued liabilities & other payables	RM 1,569,168	$ 372,759	RM 1,172,737